Biological Assets - Changes in Carrying Value of Biological Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in biological assets [abstract]
Opening balance	$ 50,567	$ 13,620
Production costs capitalized	62,177	41,857
Biological assets acquired through business combinations (Note 12)	0	8,888
Changes in fair value less cost to sell due to biological transformation	56,614	92,503
Transferred to inventory upon harvest	(133,923)	(106,301)
Ending balance	$ 35,435	$ 50,567